Investment In Millburn Multi-Markets Trading L.P. (Schedule Of Capital Withdrawls Payable) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 67,862,636	$ 6,223,896
Direct Investors [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	3,934,700	3,294,748
General partner's profit share	3,734,700	2,994,748
Limited partner redemption	200,000	300,000
U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	1,565,482	2,876,148
Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	$ 62,362,454	$ 53,000